UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund

(Exact name of registrant as specified in charter)

413 Johnson Street

Suite 200

Jenkintown, PA  19046

 (Address of principal executive offices) (Zip code)

Mark Mulholland

413 Johnson Street

Suite 200

Jenkintown, PA  19046

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Matthew 25 Fund

SEMI-ANNUAL REPORT

JUNE 30, 2013

(UNAUDITED)

Matthew 25 Fund

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

MATTHEW 25 FUND

MANAGER’S COMMENTARY

JUNE 30, 2013 (UNAUDITED)

Dear Matthew 25 Fund Shareholders,

Our Matthew 25 Fund’s return for the first 6 months of 2013 was a gain of 11.046%.  A $10,000 investment in our Fund at the start of 1996 grew to $63,031 during the 17½ years ending 6/30/2013.  This was an 11.09% average annual compounded return.

 The performance for the first 6 months of 2013 was positive due to gains in almost all of our holdings from year-end 2012 except for Apple and Caterpillar.  Apple was the major drag on performance declining in price by 25.5%.  Our other 18 holdings from year-end were positive.  The stocks with 20% or greater price gains were Berkshire Hathaway, Cabela’s, East West Bancorp, Google, JP Morgan Chase, KKR & Co., and Kansas City Southern.   There were six new investments in our portfolio with mixed results so far.  Devon Energy, Fannie Mae Preferred Stocks and Telefonica were below purchased prices while Halliburton, Kelly Services and Southwestern Energy were above their initial costs.

Recently, UBS Wealth Management Americas released its survey of high net worth U.S. investors.  The people creating this report were surprised to find that only 16% of these investors defined being wealthy based on a dollar amount while exactly half of these same investors felt that being wealthy was based on having no financial constraints on activities.  Now I did not find this surprising because of how I define being rich.  I define a person (or family) as being wealthy (or rich) when their capital is able to generate enough earnings to cover their financial needs without their need to work.  If you are uncomfortable with the terms of being rich or wealthy, then call it financial freedom or economic independence.  Many rich people continue to work because they choose to do so, but they do not need to work for their capital has sufficient earnings capacity.  This is unlike the working wealthy whose earnings from their personal efforts allow them to cover their financial needs, but these people need to keep working to maintain their lifestyles.  Thus the reason that many wealthy or working wealthy people do not have an exact asset amount for what they consider to be rich is because it is earnings that they need more than assets, and with most investment assets the earnings are dynamic.  So people may know what amount of earnings they would need for financial independence, but except for bonds, they are not sure what assets are needed in order to comfortably generate the necessary income.  Let me explain.

When you have capital you really have five choices on where to invest it.  These are cash equivalents, bonds, real estate, private businesses and public businesses (or stocks).  There are a few alternatives besides these five, but these five cover the vast majority of capital in our economic system.  There are pros and cons to each of these investments, but ultimately with any of these choices investors are buying earnings.  In fact, the intrinsic value of any of these investments is the net present value of the current and future earnings.  Cash investments have short maturities so the principal is static, but the earnings change.  Bonds have fixed earnings and longer maturities so the principal changes until you approach maturity.  Common stocks have variable earnings, no predetermined maturity in time or amount, thus the most variability in price.  So why buy common stocks with so many variables?   Because stocks are liquid, partial ownership of managed businesses and are a great way to own increasing earnings.  In the 50 years from 1960 to 2010 the Earnings Per Share (EPS) for the Standard & Poor’s 500 Index (S&P 500) went from $3.10 to $83.66 for an average annual compounded growth rate of 6.81%.  In other words, earnings would double every 10.5 years on average for large U.S. public companies.  Thus, if you are trying to buy earnings with your capital; then why not buy earnings that historically grow at a healthy rate?  In addition, you have the advantage that the day to day management is already taken care of for you! This is not so with real estate or private business where you must actively manage the asset or incur the additional costs of hiring management.

MATTHEW 25 FUND

MANAGER’S COMMENTARY (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

When I evaluate a Growth or Growth/Value stock as an investment, I focus on its earnings.  In the past I have written that the three most important criteria for a stock investment are “Earnings, Earnings, Earnings!”   Besides being my personal paraphrasing of the real estate axiom of “Location, Location, Location,” it entails three evaluations of earnings. These are determining the quality of earnings, the present valuation of earnings and judging how management allocates its earnings. These are what I will continue to manage for our Matthew 25 Fund’s portfolio with one of my primary long-term goals of increasing the EPS for each share of MXXVX.  This will come by the growth in earnings for the companies that we own or by changes in our portfolio into new investments that have either better quality and/or growth of earnings, larger price discounts to present value of earnings, or superior allocation of earnings.

So where were we as of June 30, 2013?  The following chart provides our portfolio earnings and earnings per share for our Matthew 25 Fund (MXXVX):

Matthew 25 Fund
Current Holdings Report

			6/30/2013	6/30/2013		2013
Shares	Description	Ticker	Price	Value	%	Est. EPS	EARNINGS
150,700.000	Apple, Inc.	AAPL	$396.53	$59,757,071.00	10.42%	$39.31	$5,924,017.00
172.000	Berkshire Hathaway	BRK/A	$168,600.00	$28,999,200.00	5.06%	$8,687.48	$1,494,246.56
15,750.000	Biglari Holdings Inc.	BH	$410.40	$6,463,800.00	1.13%	$16.15	$254,362.50
2,425,000.000	Brandywine Realty Trust	BDN	$13.52	$32,786,000.00	5.72%	$1.39	$3,370,750.00
645,000.000	Cabela's Inc.	CAB	$64.76	$41,770,200.00	7.28%	$3.45	$2,225,250.00
8,000,000.000	Cash @ US Bank	XXXXX	$1.00	$8,000,000.00	1.39%	$0.00	$20,000.00
332,500.000	Caterpillar, Inc.	CAT	$82.49	$27,427,925.00	4.78%	$6.31	$2,098,075.00
200,000.000	Devon Energy Corp.	DVN	$51.88	$10,376,000.00	1.81%	$3.79	$758,000.00
680,000.000	East West Bancorp, Inc.	EWBC	$27.50	$18,700,000.00	3.26%	$2.11	$1,434,800.00
25,000.000	Express Scripts Inc.	ESRX	$61.74	$1,543,500.00	0.27%	$4.30	$107,500.00
289,000.000	FedEx Corporation	FDX	$98.58	$28,489,620.00	4.97%	$6.99	$2,020,110.00
30,500.000	Fannie Mae Preferred	FNMAK	$8.00	$244,000.00	0.04%	$0.00	$0.00
33,000.000	Fannie Mae Preferred	FNMAL	$7.95	$262,350.00	0.05%	$0.00	$0.00
32,000.000	Fannie Mae Preferred	FNMAM	$8.00	$256,000.00	0.04%	$0.00	$0.00
40,000.000	Fannie Mae Preferred	FNMAN	$7.89	$315,600.00	0.06%	$0.00	$0.00
14,750.000	Fannie Mae Preferred	FNMAO	$7.04	$103,840.00	0.02%	$0.00	$0.00
159,000.000	Fannie Mae Preferred	FNMFN	$7.98	$1,268,820.00	0.22%	$0.00	$0.00
29,700.000	Fannie Mae Preferred	FNMAG	$8.00	$237,600.00	0.04%	$0.00	$0.00
1,308,224.230	Fidelity Money Market	FMPXX	$1.00	$1,308,224.23	0.23%	$0.01	$9,157.57
188,500.000	Goldman Sachs	GS	$151.25	$28,510,625.00	4.97%	$15.40	$2,902,900.00
34,250.000	Google, Inc.	GOOG	$880.37	$30,152,672.50	5.26%	$35.55	$1,217,587.50
322,500.000	Halliburton Co.	HAL	$41.72	$13,454,700.00	2.35%	$3.20	$1,032,000.00
85,500.000	JM Smucker Co.	SJM	$103.15	$8,819,325.00	1.54%	$5.73	$489,915.00
65,000.000	JP Morgan Chase & Co	JPM/WS	$15.60	$1,014,000.00	0.18%	$2.19	$142,350.00
535,000.000	JP Morgan Chase & Co.	JPM	$52.79	$28,242,650.00	4.92%	$5.95	$3,183,250.00
1,558,487.000	KKR & Co. LP	KKR	$19.66	$30,639,854.42	5.34%	$2.34	$3,646,859.58
125,000.000	Kansas City Southern	KSU	$105.96	$13,245,000.00	2.31%	$4.11	$513,750.00
700,000.000	Kelly Services, Inc.	KELYA	$17.47	$12,229,000.00	2.13%	$1.46	$1,022,000.00
8,325.000	Kelly Services, Inc.	KELYB	$17.59	$146,436.75	0.03%	$1.46	$12,154.50
131,200.000	Kinder Morgan Inc. Warrant	KMI/WS	$5.12	$671,744.00	0.12%	$0.15	$19,286.40
95,000.000	Kinder Morgan, Inc.	KMI	$38.15	$3,624,250.00	0.63%	$1.15	$109,250.00
55,000.000	Mastercard Inc.	MA	$574.50	$31,597,500.00	5.51%	$25.46	$1,400,300.00
317,500.000	Polaris Industries, Inc.	PII	$95.00	$30,162,500.00	5.26%	$5.29	$1,679,575.00
440,000.000	Scripps Networks Interactive	SNI	$66.76	$29,374,400.00	5.12%	$3.66	$1,610,400.00
307,500.000	Southwestern Energy Co.	SWN	$36.53	$11,232,975.00	1.96%	$1.95	$599,625.00
106,500.000	Stryker Corp.	SYK	$64.68	$6,888,420.00	1.20%	$4.22	$449,430.00
2,130,000.000	Telefonica SA	TEF	$12.81	$27,285,300.00	4.76%	$1.27	$2,705,100.00
	Other			($2,113,743.06)	-0.37%	$0.00	$0.00
0.080	DTC Stock	DTCC	$8,769.40	$701.55	0.00%	$0.00	$0.00
21,615,558.310				$573,488,061.39	100.00%		$42,452,001.61
Shares	23,287,132.234					EPS =	$1.82

On June 30th the expected EPS for each share of Matthew 25 Fund was $1.82 and the price was $24.63.  Therefore, the Price to Earnings Ratio (PE) was 13.53 or the ratio I prefer is the Earnings Yield of 7.39%.  How can this information help you?  Well, back to your financial freedom; currently, every share of Matthew 25 Fund you own will have approximately $1.82 in earnings this year.  So if you owned $100,000.00 dollars of our fund your underlying earnings were $7,389.36.  Remember, when you invest capital you are trying to buy earnings.  You can increase your underlying earnings by buying additional shares of MXXVX and with our portfolio’s PE Ratio around 13.53 these shares are priced below the stock market’s long-term average PE Ratio.  The companies we own should continue to work toward growing their earnings, which in turn increases our portfolio’s earnings.  I will continue monitoring our investments and searching for new ideas with the intention of increasing our portfolio’s earnings as well.  Multiple efforts and time should help you become rich or at least richer!  I thank you for being owners of our Matthew 25 Fund and for allowing me and everyone associated with our Fund to work for you.

Good fortune,

Mark Mulholland

Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

MATTHEW 25 FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2013 (UNAUDITED)

Cumulative Performance Comparison of $10,000 Investment

Since December 31, 1995

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from 12/31/95 to 6/30/13.  These changes are then compared to a $10,000 investment in the Russell 3000 Index, which is an index comprised of 3,000 stocks representing approximately 98% of the U.S. equities market, for the same period.  The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

30-Jun-13
Matthew 25 Fund	$63,031
Russell 3000 Index	$37,029

Average Annual Total Returns
For the Periods Ended June 30, 2013

	Matthew 25 Fund	Russell 3000 Index
1 Year	22.92%	21.46%
3 Year	26.38%	18.61%
5 Year	16.47%	7.24%
10 Year	9.29%	7.80%
12/31/1995 - 6/30/2013	11.09%	7.76%

MATTHEW 25 FUND

TOP TEN HOLDINGS & ASSET ALLOCATION

JUNE 30, 2013 (UNAUDITED)

Top Ten Holdings	(% of Net Assets)

Apple, Inc.	10.40%
Cabelas, Inc. Class A	7.27%
Brandywine Realty Trust	5.70%
MasterCard, Inc.	5.50%
KKR & Co. L.P.	5.33%
Polaris Industries, Inc.	5.25%
Google, Inc. Class A	5.25%
Scripps Network Interactive, Inc.	5.11%
Berkshire Hathaway, Class A	5.05%
Goldman Sachs Group, Inc.	4.96%
59.82%

Asset Allocation	(% of Net Assets)

Electronic Computers	10.40%
Shopping Goods Store	7.27%
Real Estate Investment Trusts	5.70%
Business Services	5.50%
Limited Partnerships	5.33%
Computer Programming & Data Processing	5.25%
Transportation Equipment	5.25%
Cable & Other Pay Television Services	5.11%
Fire, Marine & Casualty Insurance	5.05%
Security Brokers, Dealers & Exchanges	4.96%
Air Courier Services	4.96%
National Commercial Bank	4.91%
Construction Machinery & Equipment	4.77%
Telephone Communications	4.75%
Crude Petroleum & Natural Gas	3.76%
State Commercial Banks	3.25%
Oil, Gas Field Services	2.34%
Railroads, Line-Haul Operations	2.30%
Services-Help Supply Services	2.15%
Canned Fruits, Veg & Preserves, Jams & Jellies	1.53%
Other Assets less Liabilities	1.24%
Surgical & Medical Instruments & Apparatus	1.20%
Retail-Eating Places	1.12%
Natural Gas Transmission	0.63%
Preferred Stocks	0.47%
Warrants	0.29%
Retail Drug Stores & Proprietary Store	0.27%
Short Term Investments	0.23%
100.00%

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

COMMON STOCKS

Air Courier Services
289,000	FedEx Corp.	$26,834,340	$28,489,620	4.96%

Business Services
1	The Depository Trust & Clearing Corp. (**) (*)	$694	$702	0.00%
55,000	MasterCard, Inc.	$22,666,157	$31,597,500	5.50%
	Total Business Services	$22,666,851	$31,598,202	5.50%

Cable & Other Pay Television Services
440,000	Scripps Network Interactive, Inc.	$25,061,713	$29,374,400	5.11%

Canned Fruits, Veg & Preserves, Jams & Jellies
85,500	J.M. Smucker Co.	$6,031,660	$8,819,325	1.53%

Computer Programming & Data Processing
34,250	Google, Inc. Class A *	$22,729,326	$30,152,672	5.25%

Construction Machinery & Equipment
332,500	Caterpillar, Inc.	$28,006,795	$27,427,925	4.77%

Crude Petroleum & Natural Gas
200,000	Devon Energy Corp.	$11,696,580	$10,376,000	1.81%
307,500	Southwest Energy Co. *	$10,820,243	$11,232,975	1.95%
	Total Crude Petroleum & Natural Gas	$22,516,823	$21,608,975	3.76%

Electronic Computers
150,700	Apple, Inc.	$70,427,644	$59,757,071	10.40%

Fire, Marine & Casualty Insurance
172	Berkshire Hathaway, Class A *	$21,533,760	$28,999,200	5.05%

National Commercial Bank
535,000	JP Morgan Chase & Co.	$21,750,460	$28,242,650	4.91%

Natural Gas Transmission
95,000	Kinder Morgan, Inc.	$1,441,561	$3,624,250	0.63%

Oil, Gas Field Services
322,500	Halliburton Co.	$13,036,635	$13,454,700	2.34%

Railroads, Line-Haul Operations
125,000	Kansas City Southern	$5,795,360	$13,245,000	2.30%

* Non-Income producing securities during the period.

** Level 3 Security

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

Real Estate Investment Trusts
2,425,000	Brandywine Realty Trust	$29,247,930	$32,786,000	5.70%

Retail-Eating Places
15,750	Biglari Holdings, Inc. *	$5,804,879	$6,463,800	1.12%

Retail Drug Stores & Proprietary Store
25,000	Express Scripts Holdings Co. *	$1,367,265	$1,543,500	0.27%

Security Brokers, Dealers & Exchanges
188,500	Goldman Sachs Group, Inc.	$23,142,413	$28,510,625	4.96%

Services-Help Supply Services
700,000	Kelly Services, Inc. Class A	$11,904,401	$12,229,000	2.13%
8,325	Kelly Services, Inc. Class B	$148,156	$146,437	0.02%
	Total Services-Help Supply Services	$12,052,557	$12,375,437	2.15%

Shopping Goods Store
645,000	Cabelas, Inc. Class A *	$23,771,688	$41,770,200	7.27%

State Commercial Banks
680,000	East West Bancorp, Inc.	$13,678,860	$18,700,000	3.25%

Surgical & Medical Instruments & Apparatus
106,500	Stryker Corp.	$5,317,692	$6,888,420	1.20%

Telephone Communications
2,130,000	Telefonica SA ADR *	$29,593,831	$27,285,300	4.75%

Transportation Equipment
317,500	Polaris Industries, Inc.	$22,568,379	$30,162,500	5.25%

Total Common Stocks		$454,378,422	$531,279,772	92.44%

WARRANTS
65,000	JP Morgan Chase & Co. 10/28/2018 *	$774,624	$1,014,000	0.17%
131,200	Kinder Morgan, Inc. 2/15/2017 *	$160,064	$671,744	0.12%
	Total Warrants	$934,688	$1,685,744	0.29%

LIMITED PARTNERSHIPS
1,558,487	KKR & Co. L.P.	$23,956,750	$30,639,854	5.33%

* Non-Income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

Shares/Principal Amount		Historical Cost	Market Value	% of Net Assets

PREFERRED STOCKS
159,000	Fannie Mae - Series O 12/31/49, 7.00% (a) *	$1,299,853	$1,268,820	0.22%
29,700	Fannie Mae - Series I 12/31/49, 5.38% *	$264,469	$237,600	0.04%
30,500	Fannie Mae - Series N 12/31/49, 5.50% *	$260,621	$244,000	0.04%
33,000	Fannie Mae - Series M 12/31/49, 5.50% *	$306,950	$262,350	0.05%
32,000	Fannie Mae - Series H 12/31/49, 5.81% *	$276,652	$256,000	0.04%
40,000	Fannie Mae - Series L 12/31/49, 5.13% *	$346,356	$315,600	0.05%
14,750	Fannie Mae - Series G 12/31/49, 0.00% (a) *	$140,745	$103,840	0.02%
	Total Preferred Stocks	$2,895,646	$2,688,210	0.47%

SHORT TERM INVESTMENTS
1,308,224	Fidelity Money Market Fund Institutional Class 0.14% (a)	$1,308,224	$1,308,224	0.23%

	Total Investments	$483,473,730	$567,601,804	98.76%

	Other Assets in Excess of Liabilities		$7,130,649	1.24%

	Net Assets		$574,732,453	100.00%

* Non-Income producing securities during the period.

(a) Variable rate security; the money market rate shown represents the yield at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2013 (UNAUDITED)

Assets
Investment in securities at market value (cost $483,473,730)	$ 567,601,804

Cash	8,010,898
Receivables:
Fund shares purchased	1,477,704
Dividends and interest	95,638
Total Assets	577,186,044
Liabilities
Payables:
Securities purchased	1,448,239
Fund shares redeemed	233,312
Management fees	472,063
Accrued expenses	299,977
Total Liabilities	2,453,591

Net Assets  (Equivalent to $24.63 per share based on 23,337,656 shares of capital stock outstanding, 100,000,000 shares authorized, $0.01 par value)Minimum redemption price per share $24.63 x 0.98 = $24.14 (Note 6)

$ 574,732,453

Composition of Net Assets
Shares of common stock	$ 233,377
Additional paid-in capital	487,886,328
Net unrealized appreciation of investments	84,128,074
Undistributed net investment income	1,260,457
Accumulated net realized gain on investments	1,224,217

Net Assets	$ 574,732,453

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2013 (UNAUDITED)

Investment Income
Dividends	$ 4,131,554
Interest	4,258
Total Investment Income	4,135,812

Expenses
Management fees	2,393,514
Transfer agent and accounting	101,357
Registration	87,764
Shareholder reporting	66,353
Custodian fees	53,739
Miscellaneous	35,749
Professional	35,418
Trustee fees and expenses	32,162
Insurance	17,900
Postage and printing	15,211
Office expenses	11,502
Compliance Officer	8,277
State & local taxes	7,000
IRA expense	5,000
Bank charges	2,839
Telephone expense	1,570
Total Expenses	2,875,355

Net Investment Income	1,260,457

Realized and Unrealized Gain from Investments
Net realized gain from investments	1,224,217
Net change in unrealized appreciation of investments	37,641,494
Net realized and unrealized gain from investments	38,865,711

Net increase in net assets resulting from operations	$ 40,126,168

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,260,457	$ 530,132
Net realized gain from investments	1,224,217	6,356,004
Long-term capital gain distributions from underlying investments	-	200,333
Unrealized appreciation on investments	37,641,494	21,762,143
Net increase in assets resulting from operations	40,126,168	28,848,612

Distributions to Shareholders
From net investment income	-	(510,220)
From realized gains	-	(5,303,565)
Total distributions	-	(5,813,785)

Capital Share Transactions	221,085,067	227,209,377

Total Increase in Net Assets	261,211,235	250,244,204

Net Assets at Beginning of Period	313,521,218	63,277,014

Net Assets at End of Period (includes undistributed net investment income of $1,260,457 and $0, respectively)	$574,732,453	$313,521,218

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended

		Years Ended
	6/30/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010	12/31/ 2009	12/31/ 2008

Net Asset Value - Beginning of Period	$ 22.18	$ 17.18	$ 15.57	$ 11.83	$ 8.08	$ 13.89
Net Investment Income (1)	0.06	0.07	0.02	0.04	0.12	0.16
Net Gains or (Losses) on Investments
(realized and unrealized)	2.38	5.32	1.61	3.74	3.75	(5.79)
Total from Investment Operations	2.44	5.39	1.63	3.78	3.87	(5.63)

Less Distributions
From net investment income	-	(0.04)	(0.02)	(0.04)	(0.12)	(0.18)
From realized gains	-	(0.39)	0.00	0.00	0.00	0.00
Total Distributions	-	(0.43)	(0.02)	(0.04)	(0.12)	(0.18)

Paid in capital from redemption fees	0.01	0.04	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Net Asset Value - End of Period	$ 24.63	$ 22.18	$ 17.18	$ 15.57	$ 11.83	$ 8.08

Total Return (2)	11.05% (5)	31.63%	10.45%	31.97%	47.89%	(40.44)%

Net Assets - End of Period (000's omitted)	$ 574,732	$313,521	$63,277	$56,200	$42,574	$ 31,387

Ratio of Expenses to Average Net Assets	1.20% (4)	1.15%	1.22%	1.21%	1.25%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.53% (4)	0.33%	0.10%	0.32%	1.24%	2.60%

Portfolio Turnover Rate	3.63% (5)	23.23%	22.94%	26.59%	34.36%	73.21%

(1) Per share net investment income has been determined on the average number of shares outstanding during the period

(2) Total return assumes reinvestment of dividends

(3) Redemption fees resulted in less than $0.01 per share.

(4) Annualized

(5) Not Annualized

The accompanying notes are an integral part of these financial statements.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (UNAUDITED)

NOTE 1 - Nature of Operations

Matthew 25 Fund ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The Fund’s objective is to seek long-term capital appreciation. Income is a secondary objective.

NOTE 2 - Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund. These policies are in conformity with accounting principals generally accepted in the United States of America.

Security Valuations

Equity securities are valued by using market quotations.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued at its last bid price.  When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Valuation of Investments

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or           liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an           active market, price for similar instruments, interest rates, prepayment           speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

The following is a summary of inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$531,279,070	--	$702	$531,279,772
Limited Partnership	$30,639,854	--	--	$30,639,854
Warrants	$1,685,744	--	--	$1,685,744
Preferred Stock	$2,688,210	--	--	$2,688,210
Short Term Investments	$1,308,224	--	--	$1,308,224
	$567,601,102	$--	$702	$567,601,804

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3
Balance as of 12/31/2012	$ 688
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	14
Realized Gain/(Loss)	-
Purchases/Sales	-
Transfers In/(Out) of Level 3	-
Balance as of 6/30/2013	$702

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Event

Management has evaluated subsequent events through the date the financial statements were issued and has determined no such events requiring disclosure.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the daily closing net asset value of the Fund and are payable monthly.  The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the six months ended June 30, 2013, as computed pursuant to the investment advisory agreement, totaled $2,393,514.  The management fee is the only revenue for The Matthew 25 Management Corp., and the Advisor's expenses are paid out of this revenue.  At June 30, 2013 the Fund owed the Advisor $472,063 in advisory fees.

Mr. Mark Mulholland is the sole Trustees of The Advisor and is also the President of the Fund.  In addition, Mr. Mulholland is a registered representative at Boenning & Scattergood Inc.  During the six months ended June 30, 2013, the Fund paid $18 in brokerage commissions to Boenning & Scattergood Inc.  Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

MATTHEW 25 FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2013 (UNAUDITED)

NOTE 4 - Investments

For the six months ended June 30, 2013, purchases and sales of investment securities other than short-term investments aggregated $255,291,277 and $16,782,743, respectively.

NOTE 5 - Capital Share Transactions

As of June 30, 2013 there were 100,000,000 shares of $.01 per value capital stock authorized.  The total par value and paid-in capital totaled $488,119,705. Transactions in capital stock were as follows:

	June 30, 2013		December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	11,355,305	$ 272,834,044	11,394,821	$247,143,520
Shares reinvested	-	-	256,435	5,605,671
Redemption Fees	-	201,700	-	318,088
Shares redeemed	(2,151,024)	(51,950,677)	(1,201,937)	(25,857,902)
Net increase	9,204,281	$ 221,085,067	10,449,319	$227,209,377

NOTE 6 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less.  The redemption fee does not apply to shares purchased through reinvested distributions.  For the six months ended June 30, 2013 the Fund received $201,700 in redemption fees that was reclassified to paid-in capital.

NOTE 7 – Tax Matters

As of June 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments (including short-term investments)              $ 483,473,730

Gross tax unrealized appreciation on investments

        $  108,082,319

Gross tax unrealized depreciation on investments

             (23,954,245)                 Net tax unrealized appreciation                $    84,128,074

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at December 31, 2012, the following represents the tax basis capital gains and losses:

Undistributed ordinary income

             $           -0-

Accumulated realized gains

             $           -0-

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire.

The tax character of distributions paid during the six months ended June 30, 2013 and fiscal year ended December 31, 2012 are as follows:

	2013	2012
Ordinary income	$ -	$ 510,220
Short-term Capital Gain	-	3,507,591
Long-term Capital Gain	-	1,795,974
Total	$ -	$ 5,813,785

NOTE 8 - Lease Commitments

The Fund leases office space on a month to month basis at $745 per month.  Rent expense was $4,470 for the six months ended June 30, 2013, and is included with office expenses.

NOTE 9 – New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

MATTHEW 25 FUND

EXPENSE EXAMPLE

JUNE 30, 2013 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013 to June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.  IRAs with less than $10,000 may be charged $8 annually for IRA Custodian Fees at the discretion of the Fund's Management or Trustees.  This $8 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if IRA fees were included your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	January 1, 2013	June 30, 2013	January 1, 2013 through June 30, 2013
Actual	$1,000.00	$1,110.46	$6.28
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MATTHEW 25 FUND

ADDITIONAL INFORMATION

JUNE 30, 2013 (UNAUDITED)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MATTHEW 25 FUND

TRUSTEE INFORMATION

JUNE 30, 2013 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Trustees. Information pertaining to the Trustees of the Fund are set forth below.  The Fund's Statement of Additional Information includes additional information about the Fund's Trustees, and is available without charge, by calling 1-888-M25-FUND.  Each Trustee may be contacted by writing to the Trustee c/o Matthew 25 Fund, P.O. Box 2479 Jenkintown, PA  19046

Name and Age	Position with Fund	Term of Office and Length of Time Served	Principle Occupation During Last Five Years	Other Directorships
INDEPENDENT TRUSTEES
Philip J. Cinelli, D.O. Age 53	Trustee	1 year with election held annually. He has been a Trustee since 1996	Physician in Family Practice	None
Samuel B. Clement Age 55	Trustee	1 year with election held annually. He has been a Trustee since 1996	Stockbroker with Securities of America	None
Linda Guendelsberger Age 53	Trustee/ Secretary of Fund	1 year with election held annually. She has been a Trustee since 1996	Partner Weiser Mazars LLP	None
Scott Satell Age 50	Trustee	1 year with election held annually. He has been a Trustee since 1996	Manufacturer's Representative with BPI Ltd.	None
INTERESTED TRUSTEES
Steven D. Buck, Esq. Age 53	Trustee	1 year with election held annually. He has been a Trustee since 1996	Attorney and Shareholder with Stevens & Lee	None
Mark Mulholland Age 53	Trustee/ President of Fund	1 year with election held annually. He has been a Trustee since 1996	President of Matthew 25 Fund President of Matthew 25 Management Corp. registered representative with Boenning & Scattergood	None

Mr. Buck and Mr. Mulholland are Trustees of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940.  Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser.  Mr. Buck is an interested person as long as he or his law firm provides legal advice to the Fund for compensation.  Additionally, Mr. Buck's sister Lesley Buck is the Chief Compliance Officer of Matthew 25 Fund.

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Matthew 25 Fund

Item 2. Code of Ethics  Filed herewith and is also available without charge, upon request, by calling 1-888-M25-FUND.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund

By /s/Mark Mulholland

     *Mark Mulholland

     President, Chief Financial Officer

Date: August 28, 2013

*Print the name and title of each signing officer under his or her signature.